Submission	Jun. 25, 2026
Submission [Line Items]
Central Index Key	0000893847
Registrant Name	HAWTHORN BANCSHARES, INC.
Form Type	S-4
Submission Type	S-4
Fee Exhibit Type	EX-FILING FEES